Offerings - Offering: 1	Aug. 28, 2025 USD ($) shares $ / shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Shares, $0.002 par value per share
Amount Registered | shares	1,177,000
Proposed Maximum Offering Price per Unit | $ / shares	26.17
Maximum Aggregate Offering Price	$ 30,802,090
Fee Rate	0.01531%
Amount of Registration Fee	$ 4,715.8
Offering Note
Represents Common Shares issuable under the Registrant’s 2018 Omnibus Incentive Plan (the “Omnibus Plan”). Additionally, this Registration Statement shall also cover any additional Common Shares which become issuable under the Registrant’s 2018 Omnibus Incentive Plan by reason of any share dividend, share split, recapitalization or other similar transaction effected without the Registrant’s receipt of consideration which results in an increase in the number of the outstanding shares of Registrant’s Common Shares.
Calculated solely for purposes of this offering under Rule 457(h) of the Securities Act of 1933, as amended, on the basis of the average of the high and low prices per share of Registrant’s Common Shares on August 21, 2025 as reported by the NASDAQ Global Select Market.